Condensed Interim Consolidated Statements of Changes in Equity (Deficit) (Unaudited) - USD ($)	Number of common shares	Number of Class “A” Shares	Common Shares	Commitment to issue shares	Class “A” Shares	Reserves	Currency Translation Adjustment	Deficit	Equity	Non-controlling Interest	Total
Balance at Dec. 31, 2021			$ 110,226,715	$ 2,703,326	$ 28,247	$ 10,661,294		$ (100,995,334)	$ 22,624,249	$ (8,621,581)	$ 14,002,668
Balance (in Shares) at Dec. 31, 2021	1,036,951	338
Shares issued in public offering			10,032,360						10,032,360		10,032,360
Shares issued in public offering (in Shares)	607,374
Shares issued in acquisition			419,783	(2,703,326)		2,283,543
Shares issued in acquisition (in Shares)	4,196
Share issuance costs			(1,214,202)						(1,214,202)		(1,214,202)
Holdco shares exchanged for common shares			186,294					(4,562,630)	(4,376,337)	4,376,337
Holdco shares exchanged for common shares (in Shares)	11,441
Stock-based compensation						1,255,588			1,255,588		1,255,588
Cumulative translation adjustment							156,600		156,600		156,600
Loss and comprehensive loss								(8,404,644)	(8,404,644)	(1,686,991)	(10,091,635)
Balance at Sep. 30, 2022			119,650,950		28,247	14,200,425	156,600	(113,962,608)	20,073,614	(5,932,235)	14,141,379
Balance (in Shares) at Sep. 30, 2022	1,659,962	338
Shares issued in public offering			2,100,000						2,100,000		2,100,000
Shares issued in public offering (in Shares)	2,099,917
Shares issued in private placement			1,119,373						1,119,373		1,119,373
Shares issued in private placement (in Shares)	412,292
Shares issued in acquisition			5,662			(5,662)
Share issuance costs			(522,460)						(522,460)		(522,460)
Stock-based compensation						311,995			311,995		311,995
Cumulative translation adjustment							(1,630)		(1,630)		(1,630)
Loss and comprehensive loss								(11,219,803)	(11,219,803)	(450,894)	(11,670,697)
Balance at Dec. 31, 2022			122,353,525		28,247	14,506,758	154,970	(125,182,412)	11,861,088	(6,383,129)	5,477,959
Balance (in Shares) at Dec. 31, 2022	4,172,171	338
Shares issued in public offering			2,250,000						2,250,000		2,250,000
Shares issued in public offering (in Shares)	2,500,000
Exercise of warrants			4,446,200						4,446,200		4,446,200
Exercise of warrants (in Shares)	4,042,000
Share issuance costs			(226,544)						(226,544)		(226,544)
Stock-based compensation						(1,154,308)			(1,154,308)		(1,154,308)
Cumulative translation adjustment							28,383		28,383		28,383
Loss and comprehensive loss								(4,593,482)	(4,593,482)	(617,546)	(5,211,028)
Balance at Sep. 30, 2023			$ 128,823,181		$ 28,247	$ 13,352,450	$ 178,353	$ (129,775,894)	$ 12,606,337	$ (7,000,675)	$ 5,605,662
Balance (in Shares) at Sep. 30, 2023	10,714,171	338